Income taxes (Schedule of Reconciliation of Income Tax Expense to Amount Computed by Applying PRC Enterprise Income Tax Rate to Income Before Income Taxes in Consolidated Statements of Operations) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes [Abstract]
Income before income taxes and non-controlling interests	$ 234,474	$ 244,807	$ 219,651
PRC enterprise income tax rate	15.00%	15.00%	15.00%
Income tax at PRC enterprise income tax rate on income before income taxes	40,865	44,435	36,809
Effect of net income for which no income tax benefit/expense is receivable/payable	3,933	(3,993)	(929)
Effect of different tax rates in different foreign jurisdictions	130	(1,286)	(5,192)
Effect of different tax rates applicable to PRC subsidiaries	22	(35)	(68)
Employee share-based compensation expense	1,715	334	1,833
(Non-taxable) taxable VAT refund		9,415	(3,853)
Tax incentives relating to research and development expense	(8,038)	(8,565)	(5,958)
(Over) under provision of income taxes in prior years	(105)	(2,159)	(212)
Effect of tax holidays	(23,214)	(7,744)
Effect of income tax benefits	(5,911)	(26,773)
Effect of deferred tax liabilities on undistributed earnings that may be distributed by the PRC subsidiaries	20,552	3,000
Change in valuation allowance	5,536	7,631	14,939
Total provision for income taxes	$ 35,485	$ 14,260	$ 37,369